Overlay Shares Foreign Equity ETF
Schedule of Investments
May 31, 2023 (Unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.8%
Exchange Traded Funds - 99.8%
iShares MSCI EAFE Min Vol Factor ETF (a)(b)	183,285	$12,346,077
iShares MSCI Emerging Markets Min Vol Factor ETF	67,872	3,229,350
TOTAL EXCHANGE TRADED FUNDS (Cost $15,970,514)		15,575,427

MONEY MARKET FUNDS - 0.6%
First American Government Obligations Fund - Class X, 4.97% (c)	93,115	93,115
TOTAL MONEY MARKET FUNDS (Cost $93,115)		93,115

	Number of
	Contracts (d)		Notional Value
PURCHASED OPTIONS - 0.2%
PURCHASED PUT OPTIONS - 0.2%
CBOE S&P 500 Index
Expiration: June 2023, Exercise Price: $4,070 (e)	8	$2,340	$3,343,864
Expiration: June 2023, Exercise Price: $4,070 (e)	7	8,120	2,925,881
Expiration: June 2023, Exercise Price: $4,090 (e)	7	8,085	2,925,881
Expiration: June 2023, Exercise Price: $4,170 (e)	7	17,360	2,925,881
TOTAL PURCHASED OPTIONS (Cost $45,079)		35,905

Total Investments (Cost $16,108,708) - 100.6%		15,704,447
Other Assets and Liabilities, net - (0.6)%		(97,801)
TOTAL NET ASSETS - 100.0%		$15,606,646

Percentages are stated as a percent of net assets.
CBOE	Chicago Board Options Exchange
(a)
Fair value of this security exceeds 25% of the Fund's net assets. Additional information for this security, including the financial statements, is available from the SEC's EDGAR database at www.sec.gov.

(b)	All or a portion of the security is segregated as collateral for written options. The value of the security segregated as collateral for written options is $4,439,900.
(c)	The rate shown is the seven-day yield at period end.
(d)	Each contract has a multiplier of 100.
(e)	Held in connection with a written option, see Schedule of Written Options for more detail.

Overlay Shares Foreign Equity ETF
Schedule of Written Options
May 31, 2023 (Unaudited)
	Number of
	Contracts (a)	Value	Notional Value
WRITTEN OPTIONS - (0.5)%
WRITTEN PUT OPTIONS - (0.5)%
CBOE S&P 500 Index
Expiration: June 2023, Exercise Price: $4,130	8	$7,320	$3,343,864
Expiration: June 2023, Exercise Price: $4,130	7	14,840	2,925,881
Expiration: June 2023, Exercise Price: $4,150	7	16,205	2,925,881
Expiration: June 2023, Exercise Price: $4,230	7	39,725	2,925,881
TOTAL WRITTEN OPTIONS (Premiums Received $81,554)		$78,090

Percentages are stated as a percent of net assets.
CBOE Chicago Board Options Exchange
(a)	Each contract has a multiplier of 100.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund's investments carried at fair value as of May 31, 2023:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Exchange Traded Funds	$15,575,427	$-	$-	$15,575,427
Money Market Funds	93,115	-	-	93,115
Purchased Put Options	-	35,905	-	35,905
Total Investments - Assets	$15,668,542	$35,905	$-	$15,704,447
Other Financial Instruments - Liabilities:
Written Put Options	$-	$78,090	$-	$78,090